Cover	Feb. 06, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 06, 2025
Entity File Number	000-56366
Entity Registrant Name	TRIBAL RIDES INTERNATIONAL CORP.
Entity Central Index Key	0001624985
Entity Tax Identification Number	37-1758469
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	26060 Acero
Entity Address, City or Town	Mission Viejo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92691
City Area Code	949
Local Phone Number	434-7259
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false